UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22488

Blackstone / GSO Long-Short Credit Income Fund

(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor

New York, New York 10154

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Marisa Beeney

345 Park Avenue, 31st Floor

New York, New York 10154

Registrant’s telephone number, including area code: (877) 876-1121

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments.

Blackstone / GSO Long-Short Credit Income Fund

Portfolio of Investments

March 31, 2018 (Unaudited)

	Principal Amount	Value

FLOATING RATE LOAN INTERESTS(a) - 136.57%
Aerospace and Defense - 2.08%
Propulsion Acquisition LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 6.00%, 7/13/2021(b)	$1,193,878	$1,181,939
Standard Aero Aviation Holdings Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.75%, 07/07/2022	980,885	991,234
Vectra Co, Senior Secured First Lien Term Loan, 1M US L + 3.25%, 03/08/2025	895,522	895,245
Vectra Co, Senior Secured Second Lien Term Loan, 1M US L + 7.25%, 03/09/2026	666,667	673,333
WP CPP Holdings LLC, Senior Secured First Lien B-3 Term Loan, 3M US L + 3.50%, 12/28/2019	816,122	816,632
		4,558,383

Automotive - 2.26%
American Tire Distributors Inc, Senior Secured First Lien Initial Term Loan, 2M US L + 4.25%, 09/01/2021	390,465	396,078
CH Hold Corp, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.25%, 02/03/2025(b)	789,474	803,290
FPC Holdings Inc, Senior Secured First Lien Term Loan, 3M US L + 4.50%, 11/21/2022(c)	900,000	880,875
FPC Holdings Inc, Senior Secured Second Lien Term Loan, 3M US L + 9.00%, 11/20/2023(c)	407,547	393,283
Mitchell International Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.25%, 11/29/2024	688,348	689,380
Mitchell International Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.25%, 12/01/2025	690,909	696,609
Superior Industries International Inc, Senior Secured First Lien Closing Date Term Loan, 1M US L + 4.50%, 05/22/2024	1,081,285	1,093,449
		4,952,964

Banking, Finance, Insurance and Real Estate - 10.41%
Acrisure LLC, Senior Secured First Lien Term B-2 Loan, 3M US L + 4.25%, 11/22/2023	543,375	551,118
Alliant Holdings Intermediate LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 3.25%, 08/12/2022	279,960	281,905
Almonde Inc, Senior Secured First Lien US Term Loan, 3M US L + 3.50%, 06/13/2024	488,113	488,206
AmWINS Group Inc, Second Lien Term Loan, 1M US L + 6.75%, 01/25/2025	32,916	33,286
Applied Systems Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.25%, 09/19/2024	74,625	75,258
ASP MCS Acquisition Corp, Senior Secured First Lien Initial Term Loan, 1M US L + 4.75%, 05/20/2024(b)	1,654,741	1,679,563
Asurion LLC, Senior Secured Second Lien Tranche B-2 Loan, 1M US L + 6.00%, 08/04/2025	1,818,182	1,870,909
BroadStreet Partners Inc, Senior Secured First Lien Term B-1 Loan Facility, 1M US L + 3.75%, 11/08/2023	1,636,598	1,658,594
Confie Seguros Holding II Co, Senior Secured First Lien Term B Loan, 3M US L + 5.25%, 04/19/2022	1,492,443	1,494,078
CP VI Bella Topco LLC, Senior Secured First Lien Term Loan, 1M US L + 3.00%, 02/14/2025	397,441	396,947
CP VI Bella Topco LLC, Senior Secured Second Lien Term Loan, 1M US L + 6.75%, 02/16/2026	364,286	364,286
Cunningham Lindsey US Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.75%, 12/10/2019	1,739,816	1,737,641
Cypress Merger Sub Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 6.75%, 04/28/2025	813,953	830,436
DTZ US Borrower LLC, Senior Secured Second Lien Initial Term Loan, 3M US L + 8.25%, 11/04/2022	166,512	166,721
Edelman Financial Center LLC/The, Senior Secured First Lien Initial Term Loan, 2M US L + 4.25%, 11/09/2024	1,159,884	1,178,007
ExamWorks Group Inc, Senior Secured First Lien Term B-1 Loan, 3M US L + 3.25%, 07/27/2023(c)	192,273	193,931
EZE Software Group LLC, Senior Secured Second Lien Term Loan, 3M US L + 6.50%, 04/05/2021	470,905	472,475

	Principal Amount	Value

Banking, Finance, Insurance and Real Estate (continued)
Gem Acquisitions Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.25%, 03/02/2025(c)	$586,957	$588,057
Gemworth Holdings Inc, Senior Secured First Lien Initial Loan, 1M US L + 4.50%, 02/28/2023	313,043	319,110
Hyperion Insurance Group Limited, Senior Secured First Lien Initial Dollar Term Loan, 1M US L + 3.50%, 12/20/2024	1,534,615	1,551,880
Intralinks Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.00%, 11/11/2024	1,282,500	1,289,983
NFP Corp, Senior Secured First Lien Term B Term Loan, 1M US L + 3.00%, 01/08/2024	728,129	731,391
One Call Corp, Senior Secured First Lien Term B Loan, 3M US L + 4.00%, 11/27/2020	1,390,671	1,331,567
Resolute Investment Managers Inc, Senior Secured Second Lien Tranche C Term Loan, 3M US L + 7.50%, 04/30/2023(b)	1,000,000	1,017,500
SS&C Technologies Inc, Senior Secured First Lien Term B-3 Loan, 3M US L + 2.50%, 02/28/2025(c)	1,218,558	1,225,857
SS&C Technologies Inc, Senior Secured First Lien Term B4 Loan, 3M US L + 2.50%, 02/28/2025(c)	434,700	437,303
Victory Capital Holdings Senior Secured First Lien Initial Term Loan, 3M US L + 2.75%, 02/07/2025	169,287	170,187
York Risk Services Holding Corp (Onex York Finance LP), Senior Secured First Lien Initial Term Loan, 1M US L + 3.75%, 10/01/2021	670,818	658,576
		22,794,772

Beverage, Food and Tobacco - 5.07%
Agro Merchants North America Holdings Inc, Senior Secured First Lien Effective Date Loan, 3M US L + 3.75%, 12/06/2024	806,117	814,178
CEC Entertainment Inc, Senior Secured First Lien Term B Loan, 1M US L + 3.25%, 02/15/2021	2,004,257	1,901,539
CSM Bakery Solutions LLC, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 7/3/2020	2,304,428	2,283,112
Fago de Chao Inc, Senior Secured First Lien Term B Loan, 3M US L + 4.50%, 03/27/2025(c)	615,183	618,643
Give & Go Prepared Foods Corp, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 7/29/2023(b)	1,536,397	1,551,761
NPC International Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.50%, 04/18/2025	991,663	1,016,454
TKC Holdings Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.25%, 02/01/2023	1,415,983	1,431,736
TKC Holdings Inc, Senior Secured Second Lien Initial Term Loan, 3M US L + 8.00%, 02/01/2024	831,548	841,735
Winebow Holdings Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.50%, 01/02/2022(b)	693,642	648,555
		11,107,713

Capital Equipment - 4.05%
Blount International Inc, Senior Secured First Lien Term Loan B-1 Facility, 1M US L + 4.25%, 04/12/2023	1,216,346	1,234,135
Direct Chassislink Acquisition Inc, Senior Secured Second Lien Term Loan, 1M US L + 6.00%, 06/15/2023(b)	2,100,000	2,139,375
Engineered Machinery Holdings Inc, Senior Secured First Lien Term Loan, 3M US L + 3.25%, 07/19/2024(c)	1,137,000	1,138,660
Helix Acquisition Holdings Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.00%, 09/27/2024	765,385	772,801
LTI Holdings Inc, Senior Secured First Lien Second Amendment Incremental Term Loan, 1M US L + 3.50%, 05/16/2024(b)	410,870	412,410
LTI Holdings Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 8.75%, 05/16/2025(b)	700,000	710,500
Robertshaw US Holding Corp, Senior Secured First Lien Initial Term Loan, 1M US L + 3.50%, 02/14/2025	1,119,512	1,131,055
Titan Acquisition Limited, Senior Secured First Lien Initial Term Loan, 3M US L + 3.00%, 03/28/2025(c)	1,340,426	1,339,588
		8,878,524

Chemicals, Plastics and Rubber - 3.45%
Albaugh LLC, Senior Secured First Lien 2017 Refinancing Term Loan, 1M US L + 3.50%, 12/06/2024	1,330,000	1,345,381
DuBois Chemicals Inc, Senior Secured First Lien Term Loan, 3M US L + 3.25%, 03/15/2024(c)	539,095	540,443

	Principal Amount	Value

Chemicals, Plastics and Rubber (continued)
Emerald Performance Materials LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 3.50%, 08/02/2021	$698,164	$705,582
Emerald Performance Materials LLC, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.75%, 08/01/2022	1,500,000	1,503,285
Pinnacle Operating Corp, Senior Secured First Lien 2017 Extended Term Loan, PIK 1.75%, 11/15/2021	2,236,264	2,110,475
Spectrum Holdings III Corp, Senior Secured Second Lien Closing Date Loan, 1M US L + 7.00%, 01/26/2026(b)	566,667	572,333
Spectrum Holdings III, Senior Secured First Lien Term Loan, 1M US L + 3.25%, 01/31/2025	278,112	279,271
Vantage Specialty Chemicals Inc, Senior Secured First Lien Closing Date Loan, 3M US L + 4.00%, 10/28/2024	456,000	460,749
Vantage Specialty Chemicals Inc, Senior Secured Second Lien Initial Loan, 3M US L + 8.25%, 10/27/2025	48,834	49,078
		7,566,597

Construction and Building - 8.63%
American Bath Group LLC, Senior Secured First Lien Replacement Term Loan, 3M US L + 5.25%, 09/30/2023	2,330,644	2,359,777
American Bath Group LLC, Senior Secured Second Lien Term Loan, 3M US L + 9.75%, 09/30/2024(b)	150,000	150,562
Dayton Superior Corp, Senior Secured First Lien Term Loan, 3M US L + 8.00%, 11/03/2021	1,012,018	946,237
DiversiTech Holdings Inc, Senior Secured First Lien Tranche B-1 Term Loan, 3M US L + 3.00%, 06/03/2024	514,995	518,054
Forterra Finance LLC, Senior Secured First Lien Replacement Loan, 1M US L + 3.00%, 10/25/2023	2,753,114	2,550,939
Henry Holdings Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.00%, 10/05/2023	860,865	874,049
Interior Logic Group Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 6.00%, 02/28/2024(b)	1,357,143	1,367,321
LBM Borrower LLC, Senior Secured First Lien Tranche C Term Loan, 1M US L + 3.75%, 08/19/2022	3,658,336	3,701,321
Morsco Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 7.00%, 10/31/2023	1,399,127	1,424,486
SouthernCarlson Inc, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 03/21/2025(c)	937,500	941,016
Specialty Building Products Holdings LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 6.00%, 10/28/2023	1,427,192	1,445,032
SRS Distribution Inc, Senior Secured First Lien Tranche B-4 Term Loan, 3M US L + 3.25%, 08/25/2022	1,782,790	1,797,275
SRS Distribution Inc, Senior Secured Second Lien 06/16 Term Loan, 1M US L + 8.75%, 02/24/2023	810,445	835,772
		18,911,841

Consumer Goods Durable - 3.42%
Al Aqua Merger Sub Inc, Senior Secured First Lien Term B1 Loan, 1M US L + 3.25%, 12/13/2023	1,570,393	1,578,739
Al Aqua Merger Sub Inc, Senior Secured Incremental Term B Loan, 1M US L + 3.25%, 12/13/2023	638,400	640,995
Apex Tool Group LLC, Senior Secured First Lien Term Loan, 1M US L + 3.75%, 02/01/2022	1,553,018	1,553,158
Hayward Acquisition Corp, Senior Secured First Lien Term Loan, 1M US L + 3.50%, 08/05/2024	60,615	60,933
Hercules Achievement Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.50%, 12/16/2024	510,164	515,585
Hillman Group Inc (The), Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 06/30/2021	489,822	495,742
Power Products LLC, Senior Secured First Lien Tranche B-1 Term Loan, 3M US L + 4.00%, 12/20/2022	636,656	643,818
Recess Holdings Inc, Senior Secured First Lien Term Loan, 3M US L + 3.75%, 09/30/2024	1,001,012	1,007,268
Serta Simmons Bedding LLC, Senior Secured Second Lien Initial Term Loan, 1M US L + 8.00%, 11/8/2024	1,246,702	1,003,596
		7,499,834

Consumer Goods Non Durable - 0.97%
Acosta Inc, Senior Secured First Lien Tranche B-1 Loan, 1M US L + 3.25%, 09/26/2021(c)	500,000	420,672

	Principal Amount	Value

Consumer Goods Non Durable (continued)
Carlisle Foodservice Products Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.00%, 03/14/2025(c)	$104,295	$104,230
Clover Merger Sub Inc, Senior Secured First Lien Term Loan, 1M US L + 3.50%, 09/26/2024	1,647,361	1,539,459
Revlon Consumer Products Corp, Senior Secured First Lien Initial Term B Loan, 1M US L + 3.50%, 09/07/2023	64,538	51,039
		2,115,400

Containers, Packaging and Glass - 4.45%
Caraustar Industries Inc, Senior Secured First Lien Refinancing Term Loan, 3M US L + 5.50%, 03/14/2022	1,467,533	1,477,094
Coveris Holdings SA, Senior Secured First Lien USD Term B-1 Loan, 3M US L + 4.25%, 06/29/2022	111,451	112,161
IBC Capital Limited, Senior Secured Second Lien Term Loan, 3M US L + 7.00%, 09/09/2022	2,482,618	2,488,824
Loparex Holding BV, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 03/28/2025(c)	2,520,000	2,545,200
Pregis Holding I Corp, Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 5/20/2021	717,738	720,278
ProAmpac PG Borrower LLC, Senior Secured First Lien Initial Loan, 1M US L + 3.50%, 11/20/2023	413,594	417,627
ProAmpac PG Borrower LLC, Senior Secured Second Lien Initial Term Loan, 1M US L + 8.50%, 11/18/2024	366,029	373,694
Ranpak Corp, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.25%, 10/03/2022(b)	323,753	326,181
Strategic Materials Holding Corp, Senior Secured First Lien Initial Term Loan, 3M US L + 3.75%, 11/01/2024	332,500	334,994
Strategic Materials Holding Corp, Senior Secured Second Lien Initial term Loan, 3M US L + 7.75%, 12/27/2025	933,333	939,946
		9,735,999

Energy, Oil and Gas - 3.77%
Chief Exploration & Development LLC, Senior Secured Second Lien Term Loan, 2M US L + 6.50%, 05/16/2021	1,502,941	1,494,803
Delek US Holdings Inc, Senior Secured First Lien Term Loan, 3M US L + 2.50%, 03/14/2025(c)	308,290	309,640
Lucid Energy Group II Borrower LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 3.00%, 02/17/2025	421,053	419,606
Oryx Southern Delaware Holdings LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 3.25%, 02/28/2025	2,223,529	2,229,088
Sheridan Investment Partners I LLC, Senior Secured First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	872,220	740,663
Sheridan Production Partners I LLC, Senior Secured First Lien Deferred Principal Term Loan,:
3M US L + 0.00%, 10/01/2019(b)	2,752	2,134
3M US L + 0.00%, 10/01/2019(b)	34,005	26,368
Sheridan Production Partners I LLC, Senior Secured First Lien Term Loan, 3M US L + 0.00%, 10/01/2019(b)	4,506	3,494
Sheridan Production Partners I-A LP, Senior Secured First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	115,576	98,144
Sheridan Production Partners I-M LP, Senior Secured First Lien Tranche B-2 Term Loan, 3M US L + 3.50%, 10/01/2019	70,595	59,947
Traverse Midstream Partners LLC, Senior Secured First Lien Advance Term Loan, 3M US L + 4.00%, 09/27/2024	1,029,412	1,036,649
Utex Industries Inc, Senior Secured First Lien New Initial Term Loan, 1M US L + 4.00%, 05/21/2021	1,875,699	1,844,441
		8,264,977

Environmental Industries - 0.86%
EnergySolutions LLC, Senior Secured First Lien Advance Term Loan, 1M US L + 4.75%, 05/29/2020(b)	1,422,857	1,447,757
Filtration Group Corp, Senior Secured First Lien Term Loan, 3M US L + 3.00%, 03/28/2025(b)(c)	225,000	226,125
Gopher Resource LLC, Senior Secured First Lien Term Loan, 3M US L + 3.25%, 03/06/2025	203,518	205,680
		1,879,562

	Principal Amount	Value

Healthcare and Pharmaceuticals - 20.40%
Albany Molecular Research Inc, Senior Secured First Lien Term Loan, 1M US L + 3.25%, 08/30/2024	$285,305	$286,553
Albany Molecular Research Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.00%, 08/30/2025	294,643	297,221
Alvogen Pharma US Inc, Senior Secured First Lien Term Loan, 1M US L + 5.00%, 04/01/2022	3,331,838	3,345,715
American Renal Holdings Inc, Senior Secured First Lien New Term Loan B, 1M US L + 3.25%, 06/14/2024	461,408	462,416
Arbor Pharmaceuticals LLC, Senior Secured First Lien Initial Term Loan, 2M US L + 5.00%, 07/05/2023	1,230,430	1,250,425
Avantor Inc, Senior Secured First Lien Initial Dollar Term Loan, 1M US L + 4.00%, 11/21/2024	809,375	818,902
BioClinica-Clinverse Holdings Corp, Senior Secured First Lien Initial Term Loan, 3M US L + 4.25%, 10/20/2023	944,565	925,674
BioClinica-Clinverse Holdings Corp, Senior Secured Second Lien Initial Term Loan, 3M US L + 8.25%, 10/04/2024(b)	789,474	765,789
Certara Holdco Inc, Senior Secured First Lien Term Loan, 3M US L + 3.50%, 08/15/2024(c)	160,666	161,670
Concordia Healthcare Corp, Senior Secured First Lien Dollar Term Loan, 1M US L + 4.25%, 10/21/2021(d)	1,299,241	1,169,778
Covenant Surgical Partners Inc, Senior Secured First Lien Delayed Draw Loan, 3M US L + 4.75%, 10/04/2024(b)(e)	89,391	90,062
Covenant Surgical Partners Inc, Senior Secured First Lien Term Loan, 3M US L + 4.75%, 10/04/2024(b)	575,481	579,797
CPI Holdco LLC, Senior Secured Closing Date Term Loan, 3M US L + 3.50%, 03/21/2024	492,072	495,763
Cryolife Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.00%, 11/15/2024(b)	521,769	528,291
CT Technologies Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.25%, 12/01/2021	777,850	776,555
CVS Holdings I LP, Senior Secured First Lien Initial Term Loan, 3M US L + 3.00%, 02/06/2025	206,897	206,122
Endo LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 4.25%, 04/29/2024	1,931,176	1,930,771
Equian LLC, Senior Secured First Lien 2018 Incremental Term B Loan, 3M US L + 3.25%, 05/20/2024	1,114,259	1,121,920
Greenway Health LLC, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 02/16/2024	1,368,966	1,382,087
Lanai Holdings III Inc, Senior Secured First Lien Initial Term Loan, 2M US L + 4.75%, 08/29/2022	1,130,969	1,099,867
Midwest Physician Administrative Services LLC, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.00%, 08/15/2025	640,000	644,800
Navicure Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.75%, 11/01/2024	1,166,308	1,173,597
Netsmart Technologies Inc, Senior Secured First Lien Term C-1 Loan, 1M US L + 4.50%, 04/19/2023(b)	1,956,530	1,983,432
nThrive Inc, Senior Secured First Lien Term B-2 Loan, 1M US L + 4.50%, 10/20/2022	2,630,826	2,641,928
Onex Carestream Finance LP, Senior Secured First Lien Term Loan, 1M US L + 4.00%, 06/07/2019	171,064	172,280
Onex Carestream Finance LP, Senior Secured Second Lien Term Loan, 1M US L + 8.50%, 12/07/2019	3,244,121	3,244,121
Onex Schumacher Finance LP, Senior Secured First Lien Initial Term Loan, 1M US L + 4.00%, 07/29/2022(c)	2,361,755	2,304,187
Ortho Clinical Diagnostics Holdings Luxembourg SARL, Senior Secured First Lien Initial Term Loan, 1M US L + 3.75%, 06/30/2021	478,271	482,874
Packaging Coordinators Midco Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.00%, 06/30/2023	2,229,588	2,243,534
Pharmerica Corp, Senior Secured First Lien Term Loan, 1M US L + 3.50%, 12/06/2024	960,000	965,002
Pharmerica Corp, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.75%, 12/07/2025	289,405	291,937
Press Ganey Holdings Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 6.50%, 10/21/2024	459,082	465,969
Project Ruby Ultimate Parent Corp, Senior Secured First Lien New Closing Date Term Loan, 1M US L + 3.50%, 02/09/2024	658,787	665,790
Prospect Medical Holdings Inc, Senior Secured First Lien Term B-1 Loan, 1M US L + 5.50%, 02/22/2024	1,311,742	1,315,021
Stratose Intermediate Holdings II LLC, Senior Secured First Lien Term Loan, 1M US L + 3.25%, 06/22/2023(b)	464,955	468,442
U.S. Renal Care Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.25%, 12/30/2022	2,503,010	2,517,602

	Principal Amount	Value

Healthcare and Pharmaceuticals (continued)
Valeant Pharmaceuticals International Inc, Senior Secured First Lien Series F-4 Tranche B Term Loan, 1M US L + 3.50%, 04/01/2022	$341,648	$345,638
Wink Holdco Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 6.75%, 12/01/2025(b)	388,889	389,861
YI LLC (aka Young Innovations), Senior Secured First Lien Delayed Draw Term Loan, 3M US L + 1.00%, 11/07/2024(b)(e)	193,580	194,548
YI LLC (aka Young Innovations), Senior Secured First Lien Initial Term Loan, 3M US L + 4.00%, 11/06/2024(b)	2,128,000	2,138,640
Zest Acquisition Corp, Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 03/07/2025(b)	1,022,727	1,027,841
Zest Acquisition Corp, Senior Secured Second Lien Initial Term Loan, 3M US L + 7.50%, 03/06/2026	1,285,714	1,301,786
		44,674,208

High Tech Industries - 21.24%
Barracuda Networks Inc, Senior Secured First Lien Term B Loan, 3M US L + 3.25%, 02/12/2025	292,683	294,256
BMC Software Finance Inc, Senior Secured First Lien Initial B-2 US Term Loan, 1M US L + 3.25%, 09/10/2022	839,890	845,089
Compuware Corp, Senior Secured First Lien Tranche B-3 Term Loan, 1M US L + 3.25%, 12/15/2021	3,116,607	3,159,460
CPI International Inc, Senior Secured Second Lien Term Loan, 1M US L + 7.25%, 07/25/2025(b)	209,150	210,458
Digicert Holdings Inc, Senior Secured Second Lien Term Loan, 3M US L + 8.00%, 10/31/2025	1,000,000	1,011,405
ECI Macola / Max Holding LLC, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 09/27/2024	835,401	844,018
Epicor Software Corp, Senior Secured First Lien Term B Loan, 1M US L + 3.25%, 06/01/2022	1,336,063	1,343,372
Excelitas Technologies Corp (fka IDS Acquisition), Senior Secured First Lien Initial USD Term Loan, 6M US L + 3.50%, 12/02/2024	446,370	451,204
Flexera Software LLC, Senior Secured First Lien Term Loan, 1M US L + 3.25%, 02/26/2025	576,271	580,475
Flexera Software LLC, Senior Secured Second Lien Term Loan, 1M US L + 7.25%, 02/26/2026	548,387	553,871
Gigamon Inc, Senior Secured First Lien Initial Term Loan, 2M US L + 4.50%, 12/27/2024(b)	2,913,228	2,942,361
Help Systems Holdings Inc, Senior Secured First Lien Term Loan, 3M US L + 3.75%, 03/22/2025(c)	590,551	592,028
Help Systems Holdings Inc, Senior Secured Second Lien Term Loan, 3M US L + 7.75%, 03/23/2026(c)	775,862	780,711
Hyland Software Inc, Senior Secured Second Lien Initial Loan, PRIME + + 6.00%, 07/07/2025(c)	365,564	370,437
Idera Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.50%, 06/28/2024	1,258,792	1,272,953
Ivanti Software Inc, Senior Secured First Lien Term Loan, 1M US L + 4.25%, 01/20/2024	2,901,784	2,860,070
Ivanti Software Inc, Senior Secured Second Lien Term Loan, 1M US L + 9.00%, 01/20/2025	2,000,000	1,925,000
Marketo Inc, Senior Secured First Lien Term Loan, 3M US L + 3.25%, 02/07/2025	727,273	726,705
Mcafee LLC, Senior Secured First Lien Closing Date USD Term Loan, 1M US L + 4.50%, 09/30/2024	1,909,369	1,931,442
MH Sub I LLC, Senior Secured First Lien Term Loan, 1M US L + 3.75%, 09/13/2024	2,244,361	2,248,165
Park Place Technologies LLC, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 03/21/2025(b)(c)	784,615	786,577
Ping Identity Corp, Senior Secured First Lien Term Loan 1M US L + 3.75%, 1/23/2025	373,333	375,667
Pomeroy Group LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 6.00%, 11/12/2021	1,483,652	1,479,016
Project Alpha Intermediate Holding Inc, Senior Secured First Lien Term Loan, 3M US L + 3.50%, 04/26/2024	2,960,907	2,926,975
Project Leopard Holdings Inc, Senior Secured First Lien 2018 Repricing Term Loan, 1M US L + 4.00%, 7/7/2023	552,781	558,829
Project Silverback Holdings Corp, Senior Secured First Lien Term B Loan, 3M US L + 3.50%, 08/21/2024	504,507	505,768
Quest Software US Holdings Inc, Senior Secured First Lien Refinancing Term Loan, 3M US L + 5.50%, 10/31/2022	2,566,667	2,618,013
Ramundsen Public Sector LLC, Senior Secured First Lien Term Loan, 1M US L + 4.25%, 02/01/2024	543,956	548,036
Rocket Software Inc, Senior Secured First Lien Term Loan, 3M US L + 4.25%, 10/14/2023(c)	1,683,907	1,694,431

	Principal Amount	Value

High Tech Industries (continued)
SciQuest Inc, Senior Secured First Lien Term Loan, 1M US L + 4.00%, 12/20/2024(b)	$1,384,615	$1,391,538
SCS Holdings I Inc, Senior Secured First Lien New Tranche B Term Loan, 1M US L + 4.25%, 10/30/2022	951,184	962,279
SMS Systems Maintenance Services Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 5.00%, 10/30/2023	3,239,760	3,002,188
Solarwinds Holdings Inc, Senior Secured First Lien Refinancing Term Loan, 1M US L + 3.00%, 02/05/2024	1,514,953	1,523,475
Sophia LP, Senior Secured First Lien Term B Loan, 3M US L + 3.25%, 09/30/2022	1,028,324	1,032,453
Sungard Availability Services Capital Inc, Senior Secured Extended Term B Loan, 1M US L + 7.00%, 09/30/2021	430,623	405,539
TIBCO Software Inc, Senior Secured First Lien Term B-1 Loan, 1M US L + 3.50%, 12/04/2020	667,153	670,352
Veritas US Inc, Senior Secured First Lien Term Loan B Facility, 3M US L + 4.50%, 01/27/2023	1,091,919	1,089,096
		46,513,712

Hotels, Gaming and Leisure - 1.14%
AP Gaming I LLC, Senior Secured First Lien 2018 Refinancing Term B Loan, 1M US L + 4.25%, 02/15/2024	2,459,585	2,495,716

Media Advertising, Printing and Publishing - 1.46%
Southern Graphics Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.50%, 12/31/2022	1,663,188	1,678,432
Southern Graphics Inc, Senior Secured Second Lien Term Loan, 1M US L + 7.50%, 12/31/2023	1,500,000	1,514,062
		3,192,494

Media Diversified and Production - 0.13%
Shutterfly Inc, Senior Secured First Lien Term B-2 Loan, 3M US L + 2.75%, 08/17/2024(c)	293,478	295,312

Metals and Mining - 2.32%
American Rock Salt Company LLC, Senior Secured First Lien Term Loan, 3M US L + 3.75%, 03/21/2025(b)(c)	855,978	861,863
Canam Steel Corp, Senior Secured First Lien Closing Date Term Loan, 1M US L + 5.50%, 07/01/2024(b)	1,254,559	1,267,105
GrafTech Finance Inc, Senior Secured First Lien Term B Loan, 1M US L + 3.50%, 02/12/2025	2,068,966	2,072,845
Murray Energy Corp, Senior Secured First Lien Term B-2 Non-PIK Loan, 3M US L + 7.25%, 04/16/2020	735,203	624,308
Phoenix Services International LLC, Senior Secured First Lien Term Loan, 1M US L + 3.75%, 03/01/2025	242,857	245,589
		5,071,710

Retail - 2.37%
Academy Ltd, Senior Secured First Lien Initial Term Loan, 1M US L + 4.00%, 07/01/2022	314,060	251,405
Apro LLC, Senior Secured First Lien Initial Term Loan, 2M US L + 4.00%, 08/08/2024	597,458	602,312
Ascena Retail Group Inc, Senior Secured First Lien Tranche B Term Loan, 1M US L + 4.50%, 08/19/2022	286,982	253,774
EG America LLC, Senior Secured First Lien Term B Loan, 3M US L + 4.00%, 02/07/2025(c)	1,421,569	1,420,147
EG Group Limited, Senior Secured First Lien Term B Loan, 3M US L + 4.50%, 02/07/2025(c)	138,889	138,750
FullBeauty Brands Holdings Corp, Senior Secured First Lien Term Loan, 1M US L + 4.75%, 10/14/2022	626,675	360,623
Petco Animal Supplies Inc, Senior Secured First Lien Second Amendment Term Loan, 3M US L + 3.00%, 1/26/2023	309,823	228,322
Pier 1 Imports (US) Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.50%, 04/30/2021	2,005,208	1,909,961
Sports Authority (The), Senior Secured First Lien Term B Loan, 6M US L + 0.00%, 11/16/2017(d)	3,537,739	27,134
		5,192,428

Services - Business - 20.30%
Access CIG LLC, Senior Secured First Lien Term B Loan, 1M US L + 3.75%, 02/27/2025	516,489	522,945
Advantage Sales & Marketing Inc, Senior Secured First Lien Incremental Term B-2 Loan, 3M US L + 3.25%, 07/25/2021	752,646	738,936

	Principal Amount	Value

Services - Business (continued)
Advantage Sales & Marketing Inc, Senior Secured First Lien Initial term Loan, 3M US L + 3.25%, 07/23/2021	$1,101,597	$1,081,532
Advantage Sales & Marketing Inc, Senior Secured Second Lien Initial Term Loan, 3M US L + 6.50%, 07/25/2022	3,123,849	3,008,938
Allied Universal Holdco LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 3.75%, 07/28/2022	1,176,000	1,161,470
AqGen Ascensus Inc, Senior Secured Delayed Draw First Lien Term Loan, 3M US L + 3.50%, 12/05/2022(b)(e)	395,111	398,074
AqGen Ascensus Inc, Senior Secured First Lien Additional Term Loan, 3M US L + 3.50%, 12/05/2022	834,034	842,896
BMC Acquisition Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 5.25%, 12/18/2024(b)	654,609	656,246
Crossmark Holdings Inc, Senior Secured First Lien Term Loan, Series 0000, 3M US L + 3.50%, 12/20/2019	3,257,754	1,628,877
Crossmark Holdings Inc, Senior Secured Second Lien Term Loan, 3M US L + 7.50%, 12/21/2020	1,500,000	134,250
DG Investment Intermediate Holdings 2 Inc, Senior Secured First Lien Term Loan, 3M US L + 3.00%, 02/03/2025	220,933	220,933
DG Investment Intermediate Holdings 2 Inc, Senior Secured Second Lien Initial Term Loan, 3M US L + 6.75%, 02/01/2026(b)	439,655	446,250
Explorer Holdings Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.75%, 05/02/2023	2,984,810	3,012,808
FHC Health Systems Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 4.00%, 12/23/2021(b)	2,283,814	2,278,105
GlobalLogic, Holdings Inc, Senior Secured First Lien Refinancing Term B Loan, 3M US L + 3.75%, 06/20/2022(b)	504,795	509,212
Information Resources Inc, Senior Secured First Lien Initial Bluebird Term Loan, 3M US L + 8.25%, 01/20/2025	2,000,000	2,012,500
Information Resources Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.25%, 01/18/2024	2,149,504	2,168,312
Inmar Inc, Senior Secured First Lien Initial Term Loan, 1M US L + 3.50%, 05/01/2024	1,280,645	1,289,450
Inmar Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 8.00%, 05/01/2025	946,746	952,071
LD Intermediate Holdings Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 5.875%, 12/09/2022	2,026,577	1,823,919
Output Services Group Inc, Senior Secured First Lien Term Loan, 3M US L + 4.50%, 03/21/2024(b)(c)	284,696	286,119
Packers Holdings LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 3.25%, 12/04/2024	332,500	333,677
PricewaterhouseCoopers LLP, Senior Secured First Lien Term Loan, 3M US L + 3.25%, 03/14/2025(b)(c)	393,750	395,719
PricewaterhouseCoopers LLP, Senior Secured Second Lien Term Loan, 3M US L + 7.50%, 03/16/2026(b)(c)	360,000	361,800
Prometric Holdings Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.00%, 01/29/2025	165,584	166,878
PT Intermediate Holdings III LLC, Senior Secured First Lien Term B Loan, 3M US L + 4.00%, 12/9/2024(b)	872,100	883,001
PT Intermediate Holdings III LLC, Senior Secured Second Lien Initial Loan, 3M US L + 8.00%, 12/08/2025(b)	1,260,000	1,278,900
Sedgwick Claims Management Services Inc, Senior Secured First Lien Initial Tranche B Term Loan, 3M US L + 2.75%, 02/28/2021(c)	1,703,704	1,705,194
Sedgwick Claims Management Services Inc, Senior Secured New Second Lien B Facility, 3M US L + 5.75%, 02/28/2022(b)(c)	975,610	982,927
Sedgwick Claims Management Services Inc, Senior Secured Second Lien Incremental Term Loan, 3M US L + 5.75%, 02/28/2022	3,160,377	3,181,710
SurveyMonkey Inc, Senior Secured First Lien Term Loan, 3M US L + 4.50%, 04/13/2024(b)	2,499,724	2,493,475
Thoughtworks Inc, Senior Secured Initial Term Loan, 1M US L + 4.50%, 10/12/2024	500,000	504,062
Travel Click Inc, Senior Secured First Lien Term Loan, 3M US L + 3.50%, 05/06/2021(b)(c)	604,688	607,711
Travel Click Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.75%, 11/06/2021	2,189,316	2,194,110
Travel Leaders Group LLC, Senior Secured First Lien Term B Loan, 3M US L + 4.50%, 01/25/2024	260,531	264,330
TRC Companies Inc, Senior Secured First Lien Term Loan, 1M US L + 3.50%, 06/21/2024(b)	1,492,500	1,507,425

	Principal Amount	Value

Services - Business (continued)
Weld North Education LLC, Senior Secured First Lien Initial Term Loan, 3M US L + 4.25%, 02/15/2025	$2,400,000	$2,418,000
		44,452,762

Services - Consumer - 5.89%
American Residential Services LLC, Senior Secured First Lien Term Loan, 1M US L + 4.00%, 6/30/2021	705,202	709,613
Big Jack Holdings LP, Senior Secured First Lien Term B Loan, 1M US L + 4.00%, 04/05/2024(b)	552,624	557,459
IRB Holding Corp, Senior Secured First Lien Term B Loan, 1M US L + 3.25%, 02/05/2025	284,387	287,764
K-MAC Holdings Corp, Senior Secured First Lien Initial Term Loan, 3M US L + 3.25%, 03/07/2025(c)	525,000	528,347
K-MAC Holdings Corp, Senior Secured Second Lien Initial Term Loan, 3M US L + 6.75%, 03/09/2026(c)	488,372	495,942
KUEHG Corp, Senior Secured First Lien Term B-2 Loan, 3M US L + 3.75%, 08/12/2022	1,419,684	1,430,111
KUEHG Corp, Senior Secured Second Lien Initial Term Loan, 3M US L + 8.25%, 08/15/2025	3,250,000	3,310,937
Learning Care Group (US) No. 2 Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.25%, 03/13/2025(b)	429,775	434,073
Pearl Intermediate Parent LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 2.75%, 02/14/2025(c)	267,998	265,570
Pearl Intermediate Parent LLC, Senior Secured Second Lien Initial Term Loan, 1M US L + 6.25%, 02/13/2026	235,294	235,882
Quidditch Acquisition Inc, Senior Secured First Lien Term B Loan, 3M US L + 7.00%, 03/14/2025(b)(c)	830,556	836,785
Red Lobster Management LLC, Senior Secured First Lien Initial Term Loan, 1M US L + 5.25%, 07/28/2021	657,884	661,588
Renaissance Learning Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 3.75%, 04/09/2021	1,669,539	1,679,280
Renaissance Learning Inc, Senior Secured Second Lien Initial Term Loan, 3M US L + 7.00%, 04/11/2022	66,482	66,898
Tacala Investment Corp, Senior Secured First Lien Term Loan, 1M US L + 3.25%, 01/31/2025	443,889	446,872
Tacala Investment Corp, Senior Secured Second Lien Term Loan, 1M US L + 7.00%, 01/30/2026	937,931	957,867
		12,904,988

Telecommunications - 5.80%
Alorica Inc, Senior Secured First Lien Term B Loan, 1M US L + 3.75%, 06/30/2022	674,326	677,910
Avaya Inc, Senior Secured First Lien Term Loan, 1M US L + 4.75%, 12/15/2024	2,197,167	2,215,612
Centurylink Inc, Senior Secured First Lien Term B Loan, 1M US L + 2.75%, 01/31/2025	573,631	565,207
Cologix Holdings Inc, Senior Secured Second Lien Initial Term Loan, 1M US L + 7.00%, 03/20/2025	1,523,309	1,552,831
Colorado Buyer Inc, Senior Secured Second Lien Initial Term Loan, 3M US L + 7.25%, 05/01/2025	225,564	226,093
Frontier Communications Corp, Senior Secured First Lien Term B-1 Loan, 1M US L + 3.75%, 06/15/2024	219,395	217,019
Greeneden US Holdings II LLC, Senior Secured First Lien Tranche B-3 Dollar Term Loan, 3M US L + 3.50%, 12/01/2023	459,293	462,487
Masergy Holdings Inc, Senior Secured First Lien 2017 Replacement Term Loan, 3M US L + 3.25%, 12/15/2023	706,079	708,579
Masergy Holdings Inc, Senior Secured Second Lien Initial Term Loan, 3M US L + 7.50%, 12/16/2024	548,872	553,447
Mitel US Holdings Inc, Senior Secured First Lien Term B Term Loan, 1M US L + 3.75%, 9/25/2023	775,515	781,576
Peak 10 Holding Corp, Senior Secured First Lien Term Loan, 3M US L + 3.50%, 08/01/2024	723,636	726,972
Peak 10 Holding Corp, Senior Secured Second Lien Initial Term Loan, 3M US L + 7.25%, 08/01/2025	771,429	777,407
TierPoint LLC, Senior Secured First Lien Term Loan, 1M US L + 3.75%, 05/06/2024	1,406,767	1,392,700
Vertiv Group Corp, Senior Secured First Lien Term B Loan, 1M US L + 4.00%, 11/30/2023	1,838,998	1,850,105
		12,707,945

	Principal Amount	Value

Transportation - Cargo - 0.26%
REP WWEX Acquisition Parent LLC, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 02/05/2024	$568,033	$570,163

Transportation - Consumer - 1.31%
Air Medical Group Holdings Inc, Senior Secured First Lien 2018 Term Loan, 1M US L + 3.25%, 04/28/2022	476,618	479,232
Air Medical Group Holdings Inc, Senior Secured First Lien Term B Loan, 1M US L + 4.25%, 03/14/2025	1,995,000	2,014,641
Lineage Logistics LLC, Senior Secured First Lien Term Loan, 1M US L + 3.00%, 02/16/2025	369,326	369,249
		2,863,122

Utilities Electric - 3.87%
Eastern Power LLC, Senior Secured First Lien Term B Loan, 1M US L + 3.75%, 10/02/2023	856,415	870,867
Exgen Texas Power LLC, Senior Secured First Lien Term Loan Non-PIK, 3M US L + 4.75%, 09/20/2021(d)	987,140	611,202
Granite Acquisition Inc, Senior Secured Second Lien Term B Loan, 3M US L + 7.25%, 12/19/2022	2,421,507	2,455,566
Green Energy Partners / Stonewall LLC, Senior Secured First Lien Term B-1 Conversion Advance Loan, 3M US L + 5.50%, 11/13/2021	497,500	490,037
Panda Liberty LLC, Senior Secured First Lien Construction B-1 Facility Term Loan, 3M US L + 6.50%, 08/21/2020	1,439,708	1,351,886
Panda Patriot LLC (fka Moxie Patriot LLC), Senior Secured First Lien Construction B-1 Facility Term Loan, 3M US L + 5.75%, 12/18/2020	715,981	708,151
Pike Corp, Senior Secured Initial Term Loan, 3M US L + 3.50%, 03/23/2025(c)	911,043	920,723
Sandy Creek Energy Associates LP, Senior Secured First Lien Term Loan, 3M US L + 4.00%, 11/09/2020	1,273,880	1,071,970
		8,480,402

Wholesale - 0.66%
Staples Inc, Senior Secured First Lien Initial Term Loan, 3M US L + 4.00%, 09/12/2024	1,457,885	1,446,768

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $302,407,391)		299,128,296

COLLATERALIZED LOAN OBLIGATIONS(a) - 2.55%
Banking, Finance, Insurance and Real Estate - 2.55%
Barings CLO Ltd Series 2018-IA, 3M US L + 5.50%, 01/20/2031(b)(f)	875,000	858,615
CIFC Funding 18-IA Ltd Series 2018-1A, 3M US L + 5.00%, 04/18/2031(b)(f)	725,000	722,248
HPS Loan Management 6-2015 Ltd Series 2018-2015, 3M US L + 5.10%, 02/05/2031(b)(f)	833,000	829,683
Neuberger Berman Loan Advisors CLO 27 Ltd Series 2018-27A, 3M US L + 5.20%, 01/15/2030(b)(f)	667,000	666,441
TIAA CLO III Ltd. Series 2017-2A, 3M US L + 5.90%, 01/16/2031(b)(f)	2,500,000	2,497,936
		5,574,923

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $5,600,000)		5,574,923

CORPORATE BONDS - 27.93%
Aerospace and Defense - 0.48%
Engility Corp, Senior Unsecured Bond, 8.875%, 09/01/2024	1,000,000	1,043,450

Banking, Finance, Insurance and Real Estate - 4.97%
AssuredPartners Inc, Senior Unsecured Bond, 7.000%, 08/15/2025(f)	1,136,000	1,124,640
HUB International Ltd, Senior Unsecured Bond, 8.125%, 07/15/2019(f)(g)	2,025,000	2,030,062
NFP Corp, Senior Secured Bond, 6.875%, 07/15/2025(f)	1,583,000	1,579,043
Onex York Acquisition Co, Senior Unsecured Bond, 8.500%, 10/01/2022(f)	3,500,000	3,290,000
Solera LLC, Senior Unsecured Bond, 10.500%, 03/01/2024(f)	2,550,000	2,849,625
		10,873,370

	Principal Amount	Value

Beverage, Food and Tobacco - 1.35%
CEC Entertainment Inc, Senior Unsecured Bond, 8.000%, 02/15/2022	$345,000	$307,050
PF Chang's China Bistro Inc, Senior Unsecured Bond, 10.250%, 06/30/2020(f)	3,377,000	2,650,945
		2,957,995

Capital Equipment - 0.92%
Diebold Inc, Senior Unsecured Bond, Series WI, 8.500%, 04/15/2024	500,000	528,125
Hardwoods Acquisition Inc, Senior Secured Bond, 7.500%, 08/01/2021(f)	289,000	264,435
NWH Escrow Corp, Senior Secured Bond, 7.500%, 08/01/2021(f)	1,332,000	1,218,780
		2,011,340

Construction and Building - 3.98%
FBM Finance Inc, Senior Secured Bond, 8.250%, 08/15/2021(f)	1,590,000	1,669,500
Great Lakes Dredge & Dock Corp, Senior Unsecured Bond, Series WI, 8.000%, 05/15/2022	1,835,000	1,885,462
PriSo Acquisition Corp / Building Pro, Senior Unsecured Bond, 9.000%, 05/15/2023(f)	3,477,000	3,642,158
Zachry Holdings Inc, Senior Unsecured Bond, 7.500%, 02/01/2020(f)	1,500,000	1,518,750
		8,715,870

Containers, Packaging and Glass - 1.94%
ARD Securities Finance, Senior Secured Bond, 8.750%, 01/31/2023(f)(g)	400,000	420,000
Coveris Holdings SA, Senior Unsecured Bond, 7.875%, 11/01/2019(f)	1,331,000	1,340,982
Flex Acquisition Co Inc, Senior Unsecured Bond, 6.875%, 01/15/2025(f)	1,916,000	1,900,433
Trident Merger Sub Inc, Senior Secured Bond, 6.625%, 11/01/2025(f)	600,000	586,500
		4,247,915

Energy, Oil and Gas - 2.02%
Calumet Specialty Prod, Senior Unsecured Bond, 7.750%, 04/15/2023	1,600,000	1,588,000
Comstock Resources Inc, Senior Unsecured Bond,:
10.00% Cash or 12.25% PIK%, 03/15/2020(g)	250,000	258,125
9.500%, 06/15/2020(g)	2,251,843	2,115,044
CSI Compressco LP / CSI Compressco Finance Inc, Senior Unsecured Bond, 7.250%, 08/15/2022	500,000	472,500
		4,433,669

Environmental Industries - 0.21%
GFL Environmental Inc, Senior Unsecured Bond, 9.875%, 02/01/2021(f)	431,000	455,782

Healthcare and Pharmaceuticals - 4.62%
Avantor Inc, Senior Secured Bond, 6.000%, 10/01/2024(f)	833,000	830,917
Avantor Inc, Senior Unsecured Bond, 9.000%, 10/01/2025(f)	2,600,000	2,552,875
Surgery Center Holdings Inc, Senior Unsecured Bond, 8.875%, 04/15/2021(f)	1,500,000	1,571,250
Team Health Holdings Inc, Senior Secured Bond, 6.375%, 02/01/2025(f)	1,500,000	1,293,900
Tenet Healthcare Corp, Senior Secured Bond, 4.625%, 07/15/2024(f)	667,000	643,655
Tenet Healthcare Corp, Senior Unsecured Bond, 5.125%, 05/01/2025(f)	667,000	643,655
Tenet Healthcare, Senior Unsecured Bond, 7.000%, 08/01/2025(f)	1,143,000	1,128,713
Valeant Pharmaceuticals International Inc, Senior Secured Bond, 5.500%, 11/01/2025(f)	600,000	586,350
Valeant Pharmaceuticals International Inc, Senior Unsecured Bond,:
6.500%, 03/15/2022(f)	520,000	538,850
7.000%, 03/15/2024(f)	323,000	337,939
		10,128,104

High Tech Industries - 3.70%
BMC Software Finance Inc, Senior Unsecured Bond, 8.125%, 07/15/2021(f)	2,750,000	2,760,312
Boxer Parent Co Inc, Senior Unsecured Bond, 9.000%, 10/15/2019(f)(g)	502,000	502,628
Global A&T Electronics, Senior Secured Bond, 8.500%, 01/12/2023	1,363,844	1,382,224
Infor US Inc, Senior Unsecured Bond, 6.500%, 05/15/2022	1,000,000	1,022,500
Riverbed Technology Inc, Senior Unsecured Bond, 8.875%, 03/01/2023(f)	2,559,000	2,440,646
		8,108,310

	Principal Amount	Value

Media Advertising, Printing and Publishing - 0.25%
McGraw-Hill Global Education, Senior Unsecured Bond, 7.875%, 05/15/2024(f)	$580,000	$556,667

Media Broadcasting and Subscription - 1.36%
Cablevision Systems Corp, Senior Unsecured Bond, 8.000%, 04/15/2020	1,400,000	1,479,625
Cequel Communications Holdings I, Senior Unsecured Bond, 5.125%, 12/15/2021(f)	1,500,000	1,505,625
		2,985,250

Services - Business - 0.88%
Infinity ACQ LLC / FI Corp, Senior Unsecured Bond, 7.250%, 08/01/2022(f)	1,250,000	1,246,875
Jaguar Holding Company II, Senior Secured Bond, 6.375%, 08/01/2023(f)	666,000	675,158
		1,922,033

Services - Consumer - 0.17%
IRB Holding Corp, Senior Unsecured Bond, 6.750%, 02/15/2026(f)	380,000	373,388

Telecommunications - 0.80%
Digicel Limited, Senior Unsecured Bond, 6.000%, 04/15/2021(f)	750,000	706,875
Frontier Communications, Senior Unsecured Bond, 10.500%, 09/15/2022	1,250,000	1,051,662
		1,758,537

Utilities Electric - 0.28%
Calpine Corp, Senior Unsecured Bond, 5.750%, 01/15/2025	667,000	611,972

TOTAL CORPORATE BONDS
(Cost $61,677,916)		61,183,652

	Shares
COMMON STOCK - 0.25%
Energy, Oil and Gas - 0.25%
SandRidge Energy Inc(h)	37,842	$549,087

TOTAL COMMON STOCK
(Cost $1,749,997)		549,087

WARRANTS - 0.01%
Energy, Oil and Gas - 0.01%
Comstock Resources Inc,
expires 6/20/2020 at $0.01(h)	3,438	25,201

TOTAL WARRANTS
(Cost $–)		25,201

Total Investments - 167.31%
(Cost $371,435,304)		366,461,159

Liabilities in Excess of Other Assets - (4.93)%		(10,808,612)

Mandatory Redeemable Preferred Shares - (9.19)%
(liquidation preference plus distributions payable on term preferred shares)		(20,121,642)

Leverage Facility - (53.19)%		(116,500,000)

Net Assets - 100.00%		$219,030,905

Amounts above are shown as a percentage of net assets as of March 31, 2018.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

PIK - Payment In Kind

Libor Rates:

1M US L - 1 Month LIBOR as of March 31, 2018 was 1.88%

2M US L - 2 Month LIBOR as of March 31, 2018 was 2.00%

3M US L - 3 Month LIBOR as of March 31, 2018 was 2.31%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of March 31, 2018 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	The level 3 assets were valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(c)	All or a portion of this position has not settled as of March 31, 2018. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(d)	Security is in default as of period end and is therefore non-income producing.
(e)	A portion of this position was not funded as of March 31, 2018. The Portfolio of Investments records only the funded portion of each position. See Note 3 - Senior and Secured Floating Rate Loans.
(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $53,012,836, which represented approximately 24.20% of net assets as of March 31, 2018. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.
(g)	Option to convert to pay-in-kind security.
(h)	Non-income producing security.

NOTE 1. ORGANIZATION

Blackstone / GSO Long-Short Credit Income Fund (the "Fund" or “BGX”) is a diversified, closed-end management investment company. BGX was organized as a Delaware statutory trust on October 22, 2010. BGX was registered under the Investment Company Act of 1940, as amended (the “1940 Act”), on October 26, 2010. BGX commenced operations on January 27, 2011. Prior to that date, BGX had no operations other than matters relating to its organization and the sale and issuance of 5,236 common shares of beneficial interest in BGX to GSO / Blackstone Debt Funds Management LLC (the “Adviser”) at a price of $19.10 per share. The Adviser serves as the investment adviser for BGX. BGX’s common shares are listed on the New York Stock Exchange (the “Exchange”) and trade under the ticker symbol “BGX.”

BGX’s primary investment objective is to provide current income, with a secondary objective of capital appreciation. BGX seeks to achieve its investment objectives by employing a dynamic long-short strategy in a diversified portfolio of loans and fixed-income instruments of predominantly U.S. corporate issuers, including first and second lien secured loans (‘‘Secured Loans’’ or “Loans”) and high-yield corporate debt securities of varying maturities. BGX’s long positions in loans and fixed-income instruments will typically be rated below investment grade at the time of purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of its financial statements is in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and these differences could be material. BGX is considered an investment company for financial reporting purposes under GAAP.

Portfolio Valuation: BGX’s net asset value (“NAV”) is determined daily on each day that the Exchange is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by BGX’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Collateralized Loan Obligations (“CLOs”) are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the evaluated mid-price of each of the CLOs. Corporate bonds and convertible bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Any investments and other assets for which such current market quotations are not readily available are generally valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting.

Various inputs are used to determine the value of BGX’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2 — Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The categorization of a value determined for investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

The following table summarizes the valuation of BGX’s investments under the fair value hierarchy levels as of March 31, 2018:

Blackstone / GSO Long-Short Credit Income Fund
Investments in Securities at Value*	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Aerospace and Defense	$–	$3,376,444	$1,181,939	$4,558,383
Automotive	–	4,149,674	803,290	4,952,964
Banking, Finance, Insurance and Real Estate	–	20,097,709	2,697,063	22,794,772
Beverage, Food and Tobacco	–	8,907,397	2,200,316	11,107,713
Capital Equipment	–	5,616,239	3,262,285	8,878,524
Chemicals, Plastics and Rubber	–	6,994,264	572,333	7,566,597
Construction and Building	–	17,393,958	1,517,883	18,911,841
Containers, Packaging and Glass	–	9,409,818	326,181	9,735,999
Energy, Oil and Gas	–	8,232,981	31,996	8,264,977
Environmental Industries	–	205,680	1,673,882	1,879,562
Healthcare and Pharmaceuticals	–	36,507,505	8,166,703	44,674,208
High Tech Industries	–	41,182,778	5,330,934	46,513,712
Metals and Mining	–	2,942,742	2,128,968	5,071,710
Services - Business	–	31,367,798	13,084,964	44,452,762
Services - Consumer	–	11,076,671	1,828,317	12,904,988
Other	–	46,859,584	–	46,859,584
Collateralized Loan Obligations
Banking, Finance, Insurance and Real Estate	$–	$–	$5,574,923	$5,574,923
Corporate Bonds	–	61,183,652	–	61,183,652
Common Stock	549,087	–	–	549,087
Warrants	–	25,201	–	25,201
Total	$549,087	$315,530,095	$50,381,977	$366,461,159

*	Refer to the Fund's Portfolio of Investments for a listing of securities by type.

The changes of the fair value of investments for which BGX has used Level 3 inputs to determine the fair value are as follows:

Blackstone/GSO Long-Short Credit Income Fund	Floating Rate Loan Interests	Collateralized Loan Obligations	Total
Balance as of December 31, 2017	$48,514,020	$2,437,391	$50,951,411
Accrued discount/ premium	17,141	-	17,141
Realized Gain/(Loss)	86,812	-	86,812
Change in Unrealized Appreciation/(Depreciation)	159,838	37,532	197,370
Purchases	8,327,388	3,100,000	11,427,388
Sales Proceeds	(8,163,909)	-	(8,163,909)
Transfer into Level 3	15,702,028	-	15,702,028
Transfer out of Level 3	(19,836,264)	-	(19,836,264)
Balance as of March 31, 2018	$44,807,054	$5,574,923	$50,381,977
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at March 31, 2018	$363,943	$37,532	$401,475

Information about Level 3 fair value measurements as of March 31, 2018:

	Fair Value at 3/31/2018	Valuation Technique(s)	Unobservable Input(s)	Value/Range
Floating Rate Loan Interests	$44,807,054	Third-party vendor pricing service	Broker quotes	N/A
Collateralized Loan Obligation	$5,574,923	Third-party vendor pricing service	Broker quotes	N/A

The Fund evaluates transfers into or out of Level 1, 2 and 3 as of the end of the reporting period. There were no transfers between Level 1 and 2 during the period. Securities were transferred from Level 2 to Level 3 because of a lack of observable market data due to decrease in market activity and information for these securities. Other securities were moved from Level 3 to Level 2 as observable inputs were available for purposes of valuing those assets.

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. SENIOR AND SECURED FLOATING RATE LOANS

BGX includes first and second lien secured, floating rate loans that are made to U.S. and, to a limited extent, non-U.S. corporations, partnerships, and other business entities ("Borrowers"), in its definition of "Secured Loans". Under normal market conditions, at least 70% of BGX’s Managed Assets (defined below) will be invested in Secured Loans. BGX defines its "Managed Assets" as total assets (including any assets attributable to any leverage used) minus the sum of BGX's accrued liabilities (other than liabilities related to the principal amount of leverage). At March 31, 2018, 84.18% of BGX’s Managed Assets were held in Secured Loans.

Loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

At March 31, 2018, BGX had unfunded delayed draw term loans of $1,071,581.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, floating rate loans typically have an expected average life of two to four years. Floating rate loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the London Interbank Offered Rate (LIBOR), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. At March 31, 2018, BGX had invested $59,998,809 in second lien secured loans.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. BGX typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of the Borrowers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to BGX, and such defaults could reduce net asset value and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by the Counterparty Committee of the Adviser. The factors considered by the Counterparty Committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The Counterparty Committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

BGX may acquire Loans through assignments or participations. BGX typically acquires these Loans through assignment, and if BGX acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines to mitigate credit and counterparty risk in the atypical situation when BGX must acquire a Loan through a participation. BGX had no outstanding participations as of March 31, 2018.

NOTE 4. LEVERAGE

The Fund entered into a Credit Agreement (the "Agreement") with a bank to borrow money pursuant to a two-year revolving line of credit ("Leverage Facility") dated July 29, 2014, as amended on January 26, 2015, July 28, 2015, July 26, 2016, July 25, 2017, January 8, 2018 and February 23, 2018 to borrow up to a limit of $122,000,000. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of 1.00% above LIBOR, with LIBOR measured for the period commencing on the date of the making of such LIBOR Loan (or the last date upon which any other Loan was converted to, or continued as, such LIBOR Loan) and ending on the numerically corresponding day in the calendar month that is three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion. Under the terms of the Agreement, the Fund must pay a 0.20% commitment fee on any undrawn amounts. Interest and fees are payable quarterly. The Fund may elect to extend the Agreement for a further period with the consent of the lending bank. At March 31, 2018, BGX had borrowings outstanding under its Leverage Facility of $116,500,000, at an interest rate of 3.06%. Due to the short term nature of the Agreement, face value approximates fair value at March 31, 2018. This fair value is based on Level 2 inputs under the three-tier fair valuation hierarchy (see Note 2). For the period ended March 31, 2018 the average borrowings under BGX's Leverage Facility and the average interest rate were $112,261,111 and 2.79% respectively.

On July 27, 2016, BGX issued 20,000 Mandatory Redeemable Preferred Shares (“MRPS”) with an aggregate liquidation preference of $20,000,000, rated “AA” by Fitch Ratings. BGX used the proceeds of the offering to make additional investments for BGX’s portfolio. The final redemption date of the MRPS is July 27, 2023. BGX makes quarterly dividend payments on the MRPS at an annual dividend rate of 3.61%.

Under the Agreement and the governing documents of the MRPS, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian..

The use of leverage by the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the net asset value per common share to a greater extent than if the Fund did not utilize leverage.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Long-Short Credit Income Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	May 30, 2018

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, Chief Executive Officer and President

Date:	May 30, 2018

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	May 30, 2018